Inventories (Tables)	12 Months Ended
Dec. 31, 2022
INVENTORIES [Abstract]
Schedule of inventories

	As at December 31	As at December 31
(in millions of U.S. dollars)	2022	2021
INVENTORIES
Stockpile ore	21.2	23.7
Work-in-process	12.0	10.0
Finished goods(1)	17.5	14.3
Supplies	65.0	53.0
Total current inventories	115.7	101.0
1.The amount of inventories recognized in operating expenses for the year ended December 31, 2022 was $370.9 million (2021 - $362.7 million).